Schedule of Investments

July 31, 2026 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (98.8%)
Communication Services (7.6%)
Alphabet, Cl A	400	$142
AT&T	22,300	518
Cogeco Communications	1,900	80
Comcast, Cl A	12,200	292
Fox, Cl A	4,000	233
Verizon Communications	14,800	693
Versant Media Group	360	13
Walt Disney	1,140	110
Yelp, Cl A*	4,000	106
		2,187

Consumer Discretionary (7.1%)
ADT	19,700	151
Autoliv	1,250	154
BorgWarner	5,000	318
Boyd Gaming	1,700	145
Canadian Tire, Cl A	1,500	219
H&R Block	5,100	225
Honda Motor ADR	8,700	262
La-Z-Boy	2,500	98
Lear	1,100	144
Mattel*	9,600	145
Murphy USA	300	182
		2,043

Consumer Staples (7.9%)
Albertsons, Cl A	16,000	185
Altria Group	6,300	431
Archer-Daniels-Midland	1,800	143
Central Garden & Pet, Cl A*	3,800	144
Conagra Brands	4,300	62
Del Monte	6,000	178
Ingredion	1,800	179
Kraft Heinz	8,100	209
Kroger	5,100	295
Molson Coors Beverage, Cl B	6,300	262
Post Holdings*	2,100	192
		2,280

Energy (5.6%)
ConocoPhillips	1,000	120
Eni ADR	6,900	383
EOG Resources	1,100	164
ExxonMobil Holdings	3,500	544
Marathon Petroleum	700	222
TotalEnergies	2,200	193
		1,626

Financials (14.4%)
Allstate	1,300	343
American International Group	2,000	157

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Financials (continued)
Axis Capital Holdings	1,800	$190
Bank of New York Mellon	2,500	390
Bank of Nova Scotia	1,500	132
Canadian Imperial Bank of Commerce	2,000	237
Citigroup	2,800	371
Everest Group	400	150
Federated Hermes, Cl B	4,300	258
First Busey	800	25
Hartford Insurance Group	1,800	255
HSBC Holdings PLC ADR	3,428	365
MGIC Investment	4,300	129
Northwest Bancshares	5,400	85
RenaissanceRe Holdings	900	288
State Street	2,200	404
Unum Group	2,900	250
Western Union	16,800	107
		4,136

Health Care (13.5%)
Amgen	400	154
Becton Dickinson	280	46
Bristol-Myers Squibb	5,100	333
Cigna Group	500	140
CVS Health	2,700	282
Exelixis*	7,700	408
Gilead Sciences	1,800	234
GSK PLC ADR	5,800	300
HCA Healthcare	500	201
Incyte*	2,900	347
Jazz Pharmaceuticals PLC*	1,300	329
Johnson & Johnson	1,600	409
Merck	3,100	404
Organon	1,300	18
Pfizer	11,300	283
		3,888

Industrials (5.1%)
ABM Industries	3,400	163
Allison Transmission Holdings	1,200	137
Genpact	4,400	155
Korn Ferry	2,300	189
Maximus	1,700	102
Ryder System	600	154
Science Applications International	1,600	187
Textron	4,440	380
		1,467

Information Technology (26.4%)
Adobe*	700	175
Alarm.com Holdings*	3,000	164
Amdocs	7,000	390

Schedule of Investments

July 31, 2026 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Information Technology (continued)
Arrow Electronics*	2,200	$476
Avnet	5,500	489
Canon ADR	11,100	309
CDW	1,300	192
Cisco Systems	5,200	604
Cognizant Technology Solutions, Cl A	5,300	293
Diebold Nixdorf*	2,240	165
Dolby Laboratories, Cl A	3,400	200
Dropbox, Cl A*	12,900	420
Gen Digital	11,900	327
Hewlett Packard Enterprise	10,900	523
HP	16,200	442
NetApp	2,300	411
NetScout Systems*	6,100	248
Open Text	6,600	167
Progress Software*	3,400	138
Qorvo*	70	6
Salesforce	800	147
TD SYNNEX	2,700	691
Telefonaktiebolaget LM Ericsson ADR	30,000	294
Vontier	6,000	193
Zoom Communications, Cl A*	1,500	144
		7,608

Materials (4.4%)
Cabot	1,300	114
CF Industries Holdings	2,100	263
Crown Holdings	1,771	209
NewMarket	500	425
Sonoco Products	4,300	242
		1,253

Real Estate (1.6%)
Broadstone Net Lease, Cl A‡	6,700	143
EPR Properties‡	2,300	143
Gaming and Leisure Properties	3,800	170
		456

Utilities (5.2%)
Avista	3,041	123
Eversource Energy	3,100	222
Exelon	5,100	234
National Fuel Gas	3,300	272
New Jersey Resources	2,800	162
Pinnacle West Capital	1,410	142
Portland General Electric	3,000	148

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Utilities (continued)
UGI	5,400	$195
		1,498

TOTAL COMMON STOCK
(Cost $22,898)		28,442

	Face Amount (000)
Repurchase Agreement (1.1%)
South Street Securities 3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $317 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 – $162, 0.000% – 4.250%, 10/08/2026 – 05/15/2052; total market value $323)	$316	316

TOTAL REPURCHASE AGREEMENT
(Cost $316)		316

Total Investments – 99.9%
(Cost $23,214)		$28,758

Percentages are based on Net Assets of $28,800 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

LSV-QH-007-2500

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